INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Deferred Tax Assets
	2014	2013

Net operating loss carry-forwards	$2,218,000	$1,165,000
Equity based instruments	1,515,000	877,000
Deferred compensation	361,000	155,000
Intangibles	173,000	70,000
Warrants	759,000	745,000
Other	46,000	80,000
Less: Valuation allowance	(5,072,000)	(3,092,000)

Net deferred tax assets	-	-

Effective Income Tax Rate Reconciliation
	2014	2013
Expected federal tax	34.00%	34.00%
State tax (net of federal benefit)	6.13%	5.80%
Other	0.89%	(0.10)%
Valuation allowance	(41.02)%	(39.70)%

Total	-%	-%